TAX SITUATION	12 Months Ended
Dec. 31, 2019
TAX SITUATION
TAX SITUATION

19          TAX SITUATION

a)    Credicorp is not subject to income tax or any taxes on capital gains, equity or property in Bermuda. Credicorp’s Peruvian subsidiaries are subject to the Peruvian tax regime.

The income tax rate in Peru as of December 31, 2019 and 2018 was 29.5 percent of the taxable income after calculating the worker’s participation, which is determined using a rate of 5.0 percent.

The income tax rate in Bolivia is 25.0 percent as of December 31, 2019 and 2018. Financial entities have an additional rate if the ROE exceeds 6.0 percent; in that case, they must consider an additional 25.0 percent, with which the rate would be 50.0 percent.

In the case of Chile, there are two tax regimes: partially integrated regime and attributed regime. Credicorp Capital Holding Chile and all of their subsidiaries are under partially integrated regime , whose tax rate for domiciled legal entities under this regime is 27.0 percent for the year 2019 and 2018.

On the other hand, individuals or legal entities not domiciled in Chile will be subject to a tax called "Additional income tax" whose rates are between 4.0 percent and 35.0 percent, depending on the nature of the income. Additionally, Chile has signed treaties to avoid double taxation with different countries so certain income could be released from withholding tax or for the use of reduced rates.

In the case of Colombia, the income tax rate for 2018 was 33.0 percent plus a surcharge of 4.0 percent for all entities in this country (whose taxe base is taxable income less US$800.0 million of colombian pesos). In the year 2019, under the law called "Financing Law”N° 1943 dated December 28, 2018, the income tax rate of 33.0 percent was established for all entities without surcharge. As of the year 2020, under the law N° 2010 issued in December 27, 2019, the tax rates are as follows:

		Additional
Taxable year	Rate	rate (surcharge) (*)
2020	32	4
2021	31	3
2022	30	3
As of 2023	30	—

(*)The additional rate (surcharge ) will be applicable only to financial entities that have a taxable rate equal or greater than 120,000 Unit of tax value ("UVT" from its Spanish acronym) which as of December 31,2019 amounts to a total of S/4.2 million; in that sense, Credicorp Capital Fiduciaria and Banco Compartir must pay the income tax taking into account the aforemetioned.

Atlantic Security Holding Corporation and its Subsidiaries are not subject to taxes in the Cayman Islands or Panama. For the years ended December 31, 2019, 2018 and 2017, no taxable income was generated from the operations in the United States of America.

The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2019	2018	2017
	%	%	%

Peruvian statutory income tax rate	29.50	29.50	29.50
Increase (decrease) in the statutory tax rate due to:
(i) Increase arising from income of subsidiaries not domiciled in Peru	1.55	0.09	0.47
(ii) Non-taxable income, net	(3.91)	(2.39)	(4.98)
Effective income tax rate	27.14	27.20	24.99

b)    Income tax expense for the years ended December 31, 2019, 2018 and 2017 comprises:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,469,497	1,315,896	1,262,302
In other countries	206,120	113,912	134,540
	1,675,617	1,429,808	1,396,842

Deferred -
In Peru	(30,967)	87,952	(18,264)
In other countries	(21,573)	3,149	14,708
	(52,540)	91,101	(3,556)
Total	1,623,077	1,520,909	1,393,286

The deferred income tax has been calculated on all temporary differences, considering the income tax rates effective where Credicorp’s subsidiaries are located.

c)    The following table presents a summary of the Group’s deferred income tax:

	2019	2018
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	699,970	674,689
Provision for profit sharing	57,351	8,852
Provision for sundry expenses and risks	36,256	27,404
Provision for pending vacations	24,378	16,817
Depreciation of improvements for leased premises	19,005	20,479
Unrealized loss in valuation on cash flow hedge derivatives	14,992	9,286
Carry forward tax losses	4,773	6,790
Unrealized losses due to valuation of investments at fair value through other comprehensive income	632	4,105
Others	51,541	35,122

Deferred liability
Intangibles, net	(223,101)	(159,620)
Buildings depreciation	(66,818)	(68,398)
Adjustment for difference in exchange of SUNAT and SBS	(30,846)	(47,289)
Deferred acquisitions costs - DAC	(17,578)	(14,913)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(12,387)	(3,190)
Unrealized gain in valuation on fair value hedge derivatives	(9,451)	(5,201)
Fluctuation of the fair value of the covered bonds	(7,971)	(16,558)
Unrealized gain in valuation on cash flow hedge derivatives	(2,021)	(6,608)
Buildings revaluation	(4,795)	(5,356)
Others	(12,977)	(12,694)
Total	520,953	463,717

Deferred income tax liability, net
Deferred asset
Carry forward tax losses	14,309	20,369
Deferred income due to commission	8,138	7,503
Allowance for loan losses for insurance	6,945	8,298
Unrealized losses due to valuation of investments at fair value through other comprehensive income	6,229	11,893
Provision for sundry expenses and risks	5,313	3,761
Others	27,913	5,126

Deferred liability
Intangibles, net	(50,048)	(36,907)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(34,054)	(20,790)
Deferred acquisitions costs - DAC	(27,925)	(28,581)
Technical reserves for premiums	(23,180)	(12,084)
Others	(11,202)	(5,107)
Catastrophic insurance reserve	(9,776)	(9,950)
Leasing operations related to loans	(3,810)	(4,788)
Buildings revaluation	(3,463)	(1,694)
Buildings depreciation	(78)	(3,076)
Fluctuation due to valuation of investments at fair value through profit or loss	—	(3,061)
Total	(134,204)	(108,603)

As of December 31, 2019 and 2018, the Group has recorded a deferred liability of deferred income tax of S/26.6 million and S/5.3 million, respectively, corresponding to unrealized gains and losses generated by investments at fair value through other comprehensive income and cash flow hedges derivatives.

At December 31, 2017, the Group has recorded a deferred liability of deferred income tax of S/32.1 million, corresponding to unrealized gains and losses generated by investments available for sale and cash flow hedges derivatives.

d)    The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016 to 2019
Mibanco, Banco de la Microempresa S.A.	2015 to 2019
Prima AFP S.A	2016 to 2019
Pacífico Compañía de Seguros y Reaseguros	2015 to 2019
Pacífico Peruano Suiza	2015 to 2017

On September 10, 2019 and December 20, 2019, the Peruvian Tax Authority started the examination of income tax returns of Banco de Crédito del Peru for the year 2014 and 2015, respectively, of Banco de Crédito del Perú, a tax control process that is still in process. Likewise, on December 10, 2019 the Tax Administration notified a Resolution finalizing the process of inspection of the Income Tax declaration of 2013 fiscal year in which a lower tax payment was determined.

It is important to mentioned that the Peruvian Tax Authority is auditing the Income Tax declaration of 2014 of Mibanco.

The Bolivian, Chilean and Colombian Tax Authorities have the power to review and, if applicable, make a new determination for the income tax calculated by the subsidiaries located in said countries in the previous 8 years, 3 years and 3 years, respectively, upon presentation of their Income Tax declarations. Additionally, in the case of Colombia, a period of 6 years was established for the taxpayers obliged to apply Transfer Prices or taxpayers who report tax losses. The annual income tax declarations pending examination by the overseas tax authorities are the following:

Banco de Crédito de Bolivia	2011, 2012, 2014 to 2019
Credicorp Capital Colombia	2016 to 2019
Credicorp Capital Holding Chile	2018 to 2019

Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2019 and 2018.